Income Taxes - Significant components of the deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Net accumulated losses-carry forward	$ 76,944	$ 33,277	$ 19,310
Payroll liabilities	5,438	3,836	1,795
Inventory write-downs	402	183	43
Receivables allowances	171	83	57
Other deductible temporary difference	9	26
Less: valuation allowance	$ (82,964)	$ (37,405)	$ (21,205)	$ (9,914)